Derivative Instruments - Quantitative Information Related to Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Interest rate cash flow hedges
Estimated amount of existing losses expected to be reclassified into earnings in the next 12 months	$ (1,783)	$ (283)
Interest rate cap agreements
Interest rate cash flow hedges
Deferred hedge premiums paid and recorded in accumulated other comprehensive (loss) income	2,581
Expected additional payments of deferred premiums	3,813
Designated as Hedge | Interest rate cap agreements | Other long-term liabilities
Interest rate cash flow hedges
Derivative liability	1,729	2,310
Designated as Hedge | Interest rate cap agreements | Accounts payable and accrued other expenses
Interest rate cash flow hedges
Derivative liability	$ 1,065	$ 1,086